UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended ________JUNE 30, 1999__________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

__________Howard Fong, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___29_ dav of___ __July___, 1999

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)


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Item 1: Name of Issuer        Item 2:         Item 3:        Item 4:      Item 5: Shares  Item 6:       Item 7:   Item 8  Voting
                              Title of Class  CUSIP Number   Fair Market  of Principal    Investment    Managers  Authority
                                                             Value        Amount          Discretion              (Shares)
                                                                                        (a) Sole(b)(c)           (a) Sole  (b)  (c)
Adobe Systems, Inc.            Common Stock    00724F101      11,009       134,000        X                        134,000
Adaptec. Inc.                  Common Stock    00651F108      8,440        239,000        X                        239,000
Autodesk, Inc.                 Common Stock    052769106      1,183        40,000         X                         40,000
Aetna, Inc.                    Common Stock    008117103       268          3,000         X                         3,000
American International Group   Common Stock    026874107      1,171        10,000         X                         10,000
Applied Materials, Inc.        Common Stock    038222105       443          6,000         X                         6,000
Advanced Micro Devices, Inc.   Common Stock    007903107      5,581        310,000        X                        310,000
Baldor Electric Company        Common Stock    057741100       405         20,000         X                         20,000

Borders Group, Inc.            Common Stock    099709107      5,954        378,000        X                        378,000
Bristol Myers Squibb           Common Stock    110122108       351          5,000         X                         5,000
Building Materials Holding     Common Stock    120113105      4,198        365,000        X                        365,000
Corp.
Chubb Corporation              Common Stock    171232101       209          3,000         X                         3,000
Calgon Carbon Corporation      Common Stock    129603106       119         20,000         X                         20,000
Cognex Corporation             Common Stock    192422103      22,567       715,000        X                        715,000
Cigna Corporation              Common Stock    125509109       445          5,000         X                         5,000
Colgate Palmolive Company      Common Stock    194162103       236          2,400         X                         2,400
Clorox Company                 Common Stock    189054109       211          2,000         X                         2,000
Campbell Soup Company          Common Stock    134429109       337          7,500         X                         7,500
Compaq Computer Corporation    Common Stock    204493100      11,723       495,000        X                        495,000
Cisco Systems                  Common Stock    17275R102      1,290        20,000         X                         20,000
Dana Corporation               Common Stock    235811106       461         10,000         X                         10,000
Department 56, Inc.            Common Stock    249509100      2,314        86,500         X                         86,500
Enron Corporation              Common Stock    293561106       409          5,000         X                         5,000
Electro Scientific Industries  Common Stock    285229100      22,186       531,000        X                        531,000
Just for Feet, Inc.            Common Stock    48213P106      2,112        328,000        X                        328,000
FEI Company                    Common Stock    30241L109      3,836        465,000        X                        465,000
Federal National Mortgage      Common Stock    313586109       821         12,000         X                         12,000
Assn.
Federal Home Loan Mortgage     Common Stock    313400301       522          9,000         X                         9,000
Gannett                        Common Stock    364730101       214          3,000         X                         3,000
General Mills, Inc.            Common Stock    370334104       241          3,000         X                         3,000
Corning, Inc.                  Common Stock    219350105       210          3,000         X                         3,000
The Gap, Inc.                  Common Stock    364760108       283          5,625         X                         5,625
Helix Technology Corporation   Common Stock    423319102      15,679       655,000        X                        655,000
Heinz (H.J.) Company           Common Stock    423074103       351          7,000         X                         7,000
Henry Schein, Inc.             Common Stock    806407102      6,369        201,000        X                        201,000
Hewlett-Packard Company        Common Stock    428236103      6,231        62,000         X                         62,000
International Business         Common Stock    459200101       646          5,000         X                         5,000
Machines
Intel Corporation              Common Stock    458140100      25,169       423,000        X                        423,000
J.C. Penney Company, Inc.      Common Stock    708160106       631         13,000         X                         13,000
Johnson & Johnson              Common Stock    478160104       956         10,000         X                         10,000
Kellogg Company                Common Stock    487836108       396         12,000         X                         12,000
Lam Research Corporation       Common Stock    512807108      18,675       400,000        X                        400,000
Liz Claiborne, Inc.            Common Stock    539320101      11,133       305,000        X                        305,000
LSI Logic Corporation          Common Stock    502161102      10,725       231,000        X                        231,000
Lucent Technologies            Common Stock    549463107       604          8,950         X                         8,950
Mattel, Inc.                   Common Stock    577081102      12,423       471,000        X                        471,000
McKesson HBOC, Inc.            Common Stock    58155Q103       514         16,000         X                         16,000
Morgan Products, Ltd.          Common Stock    617439104      3,166        830,300        X                        830,300
Micrion Corporation            Common Stock    59479P102      1,800        160,000        X                        160,000
Herman Miller, Inc.            Common Stock    600544100      3,045        145,000        X                        145,000
Marsh & McLennan               Common Stock    571748102       378          5,000         X                         5,000
Minnesota Mining &             Common Stock    604059105       261          3,000         X                         3,000
Manufacturing Co.
Merck & Company, Inc.          Common Stock    589331107       703          9,500         X                         9,500
Micron Technology, Inc.        Common Stock    595112103       405         10,000         X                         10,000
Nalco Chemical Company         Common Stock    629853102       208          4,000         X                         4,000
Newell Company                 Common Stock    651229106       278          6,000         X                         6,000
Oxford Health Plans, Inc.      Common Stock    691471106      7,812        502,000        X                        502,000
Proctor & Gamble Company       Common Stock    742718109      1,059        12,000         X                         12,000
Polariod Corporation           Common Stock    731095105      14,474       302,000        X                        302,000
Quantum Corporation            Common Stock    747906105      12,835       532,000        X                        532,000
SAFECO Corporation             Common Stock    786429100       300          6,800         X                         6,800
Schwab Corporation             Common Stock    808513105       219          2,000         X                         2,000
St. John Knits, Inc.           Common Stock    790289102      11,276       385,500        X                        385,500
Symantec Corporation           Common Stock    871503108      6,452        253,000        X                        253,000
AT&T Corporation               Common Stock    001957109       209          3,750         X                         3,750
Transamerica Corporation       Common Stock    893485102       210          2,800         X                         2,800
UNUM Corporation               Common Stock    903192102       219          4,000         X                         4,000
US West, Inc.                  Common Stock    912889102       353          6,000         X                         6,000
Walgreen Company               Common Stock    931422109       234          8,000         X                         8,000
Western Digital Corporation    Common Stock    958102105      6,955       1,070,000       X                       1,070,000
Wells Fargo & Company          Common Stock    949740104       727         17,000         X                         17,000
Whole Foods Market, Inc.       Common Stock    966837106       288          6,000         X                         6,000
Whirlpool Corporation          Common Stock    963320106       292          4,000         X                         4,000
Wellman, Inc.                  Common Stock    949702104      6,295        395,000        X                        395,000
Washington Mutual, Inc.        Common Stock    939322103       213          6,000         X                         6,000
Dentsply International, Inc.   Common Stock    249030107      1,574        56,200         X                         56,200
Xerox Corporation              Common Stock    S16139991       319          5,400         X                         5,400
                 GRAND TOTALS                                302,803
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